Restructuring and Other Costs Table and Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 14
Cumulative restructuring costs incurred through December 31, 2012	35
Restructuring Reserve [Roll Forward]
Restructuring charges	23	9	3
Payments	(14)	(4)
Restructuring Reserve	17	8	3
Other Restructuring Costs	20	24	20
Workforce reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	14
Cumulative restructuring costs incurred through December 31, 2012	35
Restructuring Reserve [Roll Forward]
Restructuring charges	23	9
Payments	(14)	(4)
Restructuring Reserve	17	8	3
Site closure costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	0
Cumulative restructuring costs incurred through December 31, 2012	0
Restructuring Reserve [Roll Forward]
Restructuring charges	0	0
Payments	0	0
Restructuring Reserve	0	0	0
Other projects [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	0
Cumulative restructuring costs incurred through December 31, 2012	0
Restructuring Reserve [Roll Forward]
Restructuring charges	0	0
Payments	0	0
Restructuring Reserve	$ 0	$ 0	$ 0